Retirement Plan (FY) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Contribution Plan Disclosure [Line Items]
Discretionary employer contributions, percentage of employee contribution	25.00%
Discretionary employer contributions made	$ 1.0	$ 0.0
Maximum
Defined Contribution Plan Disclosure [Line Items]
Discretionary employer contributions, percentage	8.00%